UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Private Capital Management, L.P.
Address: 8889 Pelican Bay Blvd. Suite 500
	 Naples, FL 34108

13F File Number:  28-3428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Chad Atkins
Title:	Chief Compliance Officer
Phone:	239-254-2500
Signature, Place, and Date of Signing:

Chad Atkins	Naples, Florida	 	August 14, 2012

Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total: $ 1,263,578 (thousands)


List of Other Included Managers:

No.	13F File Number	    Name
1	28-1700		    Legg Mason, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Transport Services Group,  COM              00922R105    14043  2700498 SH       DEFINED 01             402900  2297598
Alere Inc.                     COM              01449J105    33718  1734463 SH       DEFINED 01             142325  1592138
AutoNation Inc.                COM              05329W102    17809   504795 SH       DEFINED 01                      504795
Avid Technology Inc.           COM              05367P100    12091  1627358 SH       DEFINED 01              41000  1586358
Bank of Hawaii Corp.           COM              062540109    11643   253379 SH       DEFINED 01                450   252929
Bio-Rad Laboratories Inc. CL A COM              090572207     2822    28222 SH       DEFINED 01                       28222
Black Hills Corp.              COM              092113109    20513   637645 SH       DEFINED 01              16900   620745
Brookline Bancorp Inc.         COM              11373M107     1518   171555 SH       DEFINED 01                      171555
CA Technologies                COM              12673P105    91292  3369960 SH       DEFINED 01             215132  3154828
CapitalSource Inc.             COM              14055X102     1128   167901 SH       DEFINED 01             154901    13000
Carrols Restaurant Group, Inc. COM              14574X104     2400   404075 SH       DEFINED 01             276250   127825
Cisco Systems Inc.             COM              17275R102    36254  2111471 SH       DEFINED 01             197275  1914196
Consolidated Graphics Inc.     COM              209341106     1537    52897 SH       DEFINED 01               3465    49432
CoreLogic Inc.                 COM              21871D103    26981  1473588 SH       DEFINED 01              24225  1449363
Covidien PLC                   COM              G2554F113    32469   606899 SH       DEFINED 01              19875   587024
Darling International Inc.     COM              237266101    13806   837225 SH       DEFINED 01              26200   811025
DeVry Inc.                     COM              251893103    16335   527448 SH       DEFINED 01              11650   515798
Dover Downs Gaming & Entmt., I COM              260095104     5483  1809513 SH       DEFINED 01                     1809513
Dundee Corp. CL A              COM              264901109    15087   684539 SH       DEFINED 01                      684539
EZCORP, Inc.                   COM              302301106    42153  1796810 SH       DEFINED 01              86250  1710560
Electro Rent Corp.             COM              285218103     7902   486850 SH       DEFINED 01             132113   354737
Federated Investors, Inc.      COM              314211103     9593   439055 SH       DEFINED 01              12075   426980
Fiesta Restaurant Group, Inc.  COM              31660B101     5371   405975 SH       DEFINED 01             276250   129725
First Defiance Financial Corp. COM              32006W106      868    50711 SH       DEFINED 01                       50711
First Financial Holdings Inc.  COM              320239106     2365   220627 SH       DEFINED 01                      220627
Gildan Activewear, Inc.        COM              375916103    16496   599435 SH       DEFINED 01              59625   539810
Glacier Bancorp Inc.           COM              37637Q105     2463   159323 SH       DEFINED 01                      159323
Global Cash Access Hldgs Inc.  COM              378967103    33814  4689830 SH       DEFINED 01             517025  4172805
Golar LNG Limited              COM              G9456A100    41981  1113564 SH       DEFINED 01              85575  1027989
Golar LNG Partners, LP         COM              Y2745C102     4936   152350 SH       DEFINED 01                      152350
H&R Block, Inc.                COM              093671105    22856  1430272 SH       DEFINED 01              40075  1390197
Health Management Assoc. Inc.  COM              421933102      466    59300 SH       DEFINED 01              50000     9300
Imation Corp.                  COM              45245A107     8347  1412339 SH       DEFINED 01                     1412339
Independent Bank Corp.-MA      COM              453836108     1574    53874 SH       DEFINED 01                       53874
International Business Machine COM              459200101     1341     6854 SH       DEFINED 01                        6854
John Wiley & Sons Inc. CL A    COM              968223206    14564   297279 SH       DEFINED 01                      297279
Lam Research Corp.             COM              512807108    22932   607629 SH       DEFINED 01              43947   563682
Marcus Corp.                   COM              566330106    15561  1130873 SH       DEFINED 01              49487  1081386
Mentor Graphics Corp.          COM              587200106    45897  3059788 SH       DEFINED 01             279447  2780341
Mine Safety Appliances Co.     COM              602720104    17592   437182 SH       DEFINED 01              15475   421707
National Financial Partners Co COM              63607p208     3992   297883 SH       DEFINED 01                      297883
National Fuel Gas Co.          COM              636180101    18215   387708 SH       DEFINED 01              26525   361183
Noble Corporation              COM              H5833N103    23246   714595 SH       DEFINED 01              19575   695020
Nu Skin Enterprises Inc.       COM              67018T105    33634   717144 SH       DEFINED 01              56925   660219
OceanFirst Financial Corp.     COM              675234108     1198    83412 SH       DEFINED 01               1600    81812
Oppenheimer Holdings Inc.      COM              683797104    10234   650988 SH       DEFINED 01              45900   605088
Pope Resources LP              COM              732857107     8540   155084 SH       DEFINED 01              21050   134034
Prestige Brands Holdings, Inc. COM              74112D101    31585  1997772 SH       DEFINED 01              47454  1950318
Progress Software Corp.        COM              743312100     4251   203712 SH       DEFINED 01                      203712
Provident New York Bancorp     COM              744028101      797   105050 SH       DEFINED 01                      105050
Qualcomm Inc.                  COM              747525103    37948   681530 SH       DEFINED 01              61850   619680
Quantum Corp.                  COM              747906204    42491 20931364 SH       DEFINED 01            1776680 19154684
Raymond James Financial Inc.   COM              754730109    31610   923195 SH       DEFINED 01              30825   892370
SAIC, Inc.                     COM              78390X101    14395  1187743 SH       DEFINED 01              30850  1156893
Suffolk Bancorp                COM              864739107     1352   104213 SH       DEFINED 01               1525   102688
Swift Energy Company           COM              870738101    25261  1357400 SH       DEFINED 01              83725  1273675
Symantec Corp.                 COM              871503108    54847  3754074 SH       DEFINED 01             372843  3381231
TF Financial Corp.             COM              872391107      627    25422 SH       DEFINED 01                       25422
Tibco Software Inc.            COM              88632Q103    10945   365794 SH       DEFINED 01                      365794
Triumph Group Inc.             COM              896818101     8634   153443 SH       DEFINED 01              11450   141993
UTi Worldwide Inc.             COM              G87210103    13589   930110 SH       DEFINED 01              16400   913710
Ultra Petroleum Corp.          COM              903914109    28520  1236255 SH       DEFINED 01              37575  1198680
Universal Health Services Inc. COM              913903100    40932   948369 SH       DEFINED 01              59472   888897
Valeant Pharmaceuticals Intern COM              91911K102    45925  1025346 SH       DEFINED 01              53400   971946
WSFS Financial Corp.           COM              929328102     1917    47446 SH       DEFINED 01                       47446
Warner Chilcott PLC            COM              G94368100    41355  2306489 SH       DEFINED 01             202728  2103761
Willis Group Holdings PLC      COM              G96666105    24815   680054 SH       DEFINED 01              16725   663329
Zimmer Holdings Inc.           COM              98956P102    25462   395611 SH       DEFINED 01              13250   382361
Alere Inc Perp Pfd Conv Ser B  PFD              01449J204     1261     6072 SH       DEFINED 01               3257     2815